Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 15, 2012	Mar. 30, 2012
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	10-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,455,241,646
Entity Common Stock, Shares Outstanding		105,728,157
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY